Leases (Details 1) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Operating Lease by lessor	$ 75,230	$ 91,779	$ 88,494
Later Than One Year And Not Later Than Five Years [Member]
Statement [Line Items]
Operating Lease by lessor	32,829	44,673	56,595
Less Than 1 year [Member]
Statement [Line Items]
Operating Lease by lessor	42,194	44,959	21,697
Later Than Five Years [Member]
Statement [Line Items]
Operating Lease by lessor	$ 207	$ 2,147	$ 10,202